SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Details) ¥ in Thousands	12 Months Ended		16 Months Ended
	Dec. 31, 2016 CNY (¥) category	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue recognition
Number of major revenue deliverables | category	3
Allowance for doubtful accounts	¥ 0			¥ 0
Minimum | Guarantee obligations
Revenue recognition
Risk reserve fund of total loan facilitation (as a percentage)	6.00%
Maximum | Guarantee obligations
Revenue recognition
Risk reserve fund of total loan facilitation (as a percentage)	7.00%
Risk reserve fund guarantee
Revenue recognition
Service fee charged to investor collected on behalf of guarantee after establishment of guarantee model (as a percent)			10.00%
Separate guarantee revenue or provision expense			¥ 0
Loan facilitation services
Revenue recognition
Transaction fee of loan facilitation service recognized as revenue (as a percent)		100.00%
Allowance for doubtful accounts		¥ 0	¥ 0
Membership reward program
Revenue recognition
Accrued Yiren coins	¥ 39,273			¥ 29,510
Membership reward program | Minimum
Revenue recognition
Expiry period of Yiren coins	3 months
Membership reward program | Maximum
Revenue recognition
Expiry period of Yiren coins	2 years